Shareholder Report, Holdings (Details) - C000030254	Jun. 30, 2025
03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.70%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	8.30%
437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	7.60%
90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
047726302 | Atlanta Braves Holdings, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.40%
254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
064058100 | Bank of New York Mellon Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
55825T103 | Madison Square Garden Sports Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Consumer Discretionary558256103
Holdings [Line Items]
Percent of Total Investments	98.10%
Cash & Equivalent26200X209
Holdings [Line Items]
Percent of Total Investments	1.90%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	29.00%